Summary of Significant Accounting Policies (Cash, Short-term Investments and Receivables) (Narrative) (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Cash and Cash Equivalents [Abstract]
Short-term Investments	$ 222	$ 183
Investment Interest Rate	1.40%	0.60%